Inventories (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Inventory for Long-term Contracts or Programs, Gross	$ 19,183,109	$ 26,296,118	$ 17,149,858